Note 3 - Regulated Operations (Details) - Costs Related to Remediation of Former Operating Sites (USD $) In Millions, unless otherwise specified												12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Illinois Environmental [Member] Engineering Estimates [Member]		Dec. 31, 2013 Illinois Environmental [Member] Amount Recorded [Member]		Dec. 31, 2013 Illinois Environmental [Member]		Dec. 31, 2013 New Jersey Environmental [Member] Engineering Estimates [Member]		Dec. 31, 2013 New Jersey Environmental [Member] Amount Recorded [Member]	Dec. 31, 2013 New Jersey Environmental [Member]	Dec. 31, 2013 Georgia And Florida [Member] Engineering Estimates [Member]		Dec. 31, 2013 Georgia And Florida [Member] Amount Recorded [Member]	Dec. 31, 2013 Georgia And Florida [Member]	Dec. 31, 2013 North Carolina Environmental [Member] Engineering Estimates [Member]		Dec. 31, 2013 North Carolina Environmental [Member] Amount Recorded [Member]	Dec. 31, 2013 North Carolina Environmental [Member]	Dec. 31, 2013 Engineering Estimates [Member]		Dec. 31, 2013 Amount Recorded [Member]	Dec. 31, 2013 Minimum [Member] Illinois Environmental [Member]		Dec. 31, 2013 Minimum [Member] New Jersey Environmental [Member]		Dec. 31, 2013 Minimum [Member] Georgia And Florida [Member]		Dec. 31, 2013 Minimum [Member] North Carolina Environmental [Member]	Dec. 31, 2013 Minimum [Member]		Dec. 31, 2013 Maximum [Member] Illinois Environmental [Member]		Dec. 31, 2013 Maximum [Member] New Jersey Environmental [Member]		Dec. 31, 2013 Maximum [Member] Georgia And Florida [Member]		Dec. 31, 2013 Maximum [Member] North Carolina Environmental [Member]	Dec. 31, 2013 Maximum [Member]
Environmental Exit Cost [Line Items]
# of sites	44						24	[1]				6				13				1
Probabilistic model cost estimates, low estimate																								$ 209	[1],[2]	$ 139	[2]	$ 28	[2]	[2]	$ 376	[2]
Probabilistic model cost estimates, high estimate																																	458	[1],[2]	233	[2]	112	[2]	[2]	803	[2]
Engineering estimates			42	[1],[2]	251	[1]			6	[2]	145		8	[2]	40		11	[2]	11		67	[2]	447
Amount recorded			42	[1],[2]	251	[1]			6	[2]	145		8	[2]	40		11	[2]	11		67	[2]	447
Expected costs over next 12 months	$ 70	$ 57					$ 38	[1]				$ 18				$ 7				$ 7
Cost recovery period												7 years [3]				5 years				0 years

[1]	Nicor Gas and Commonwealth Edison Company are parties to an agreement to cooperate equally in cleaning up residue at 23 sites.
[2]	Material cleanups have not been completed for 26 sites. Therefore precise estimates are not available for future cleanup costs and considerable variability remains in future cost estimates.
[3]	Includes recovery of carrying costs on unrecovered expenditures.